Discontinued Operations (Schedule of Results Attributable to Discontinued Operations) (Details) - I.C. Power [Member] - Discontinued operations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Recovery of retained claims	$ 0	$ 0	$ 9,923
Income taxes	0	0	(1,447)
Profit after income taxes	0	0	8,476
Net cash flows provided by investing activities	$ 0	$ 0	$ 8,476